Income Taxes - Summary of Information on Company's Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Income from continuing operations before tax			$ (12,553)	$ (15,319)	$ (13,841)
Income tax expense from continuing operations	$ 525	$ 236	(649)	(3,991)	(5,604)
Income from continuing operations before tax			32,683	24,135	14,019
Income from continuing operations before income taxes	$ 13,477	$ 2,068	$ 20,130	$ 8,816	$ 178
Effective income tax rate	3.90%	11.40%